NOTES AND BOND PAYABLE - Schedule of Long-term Debt Instruments (Detail) - USD ($) $ in Thousands			3 Months Ended	12 Months Ended
	Nov. 01, 2019	Jul. 19, 2019	Mar. 31, 2020	Dec. 31, 2019	Mar. 31, 2019	Jan. 11, 2019	Dec. 31, 2018
Debt Instrument [Line Items]
Total Notes and Bonds Payable principal outstanding			$ 704,567	$ 678,080	$ 678,080		$ 663,318
Net Premium/(Discount) on Notes and Bonds Payable			757	783	783		198
Deferred financing costs, net			(6,636)	(5,200)	(5,200)		(8,044)
Notes and Bonds Payable, net			698,688	673,663	673,663		655,472
Debt, outstanding amount			704,567	678,080
424 Bedford
Debt Instrument [Line Items]
Debt, outstanding amount						$ 23,700
125 John Carpenter Mortgage Loan
Debt Instrument [Line Items]
Extinguishment of debt	$ 53,200	$ 53,200
Mortgages | Richardson Portfolio Mortgage Loan
Debt Instrument [Line Items]
Notes payable, net			$ 36,000	$ 36,000	36,000		36,000
Interest rate, effective percentage			3.49%	4.19%
Debt, outstanding amount				$ 36,000
Mortgages | Richardson Portfolio Mortgage Loan | One-month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			2.50%	2.50%
Mortgages | Park Centre Mortgage Loan
Debt Instrument [Line Items]
Notes payable, net			$ 21,970	$ 21,970	21,970		8,404
Interest rate, effective percentage			2.74%	3.44%
Mortgages | Park Centre Mortgage Loan | One-month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			1.75%	1.75%
Mortgages | Burbank Collection Mortgage Loan
Debt Instrument [Line Items]
Notes payable, net							10,716
Mortgages | 1180 Raymond Mortgage Loan
Debt Instrument [Line Items]
Notes payable, net			$ 30,150	$ 30,250	30,250		30,637
Interest rate, effective percentage			3.24%	3.96%
Mortgages | 1180 Raymond Mortgage Loan | One-month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			2.25%	2.25%
Mortgages | 1180 Raymond Bond Payable
Debt Instrument [Line Items]
Bonds payable			$ 6,030	$ 6,080	6,080		6,280
Contractual interest rate, percentage			6.50%	6.50%
Interest rate, effective percentage			6.50%	6.50%
Mortgages | 424 Bedford Mortgage Loan
Debt Instrument [Line Items]
Notes payable, net							23,710
Mortgages | Pacific Oak SOR (BVI) Holdings, Ltd. Series A Debentures
Debt Instrument [Line Items]
Notes payable, net			$ 164,065	$ 224,746	224,746		259,516
Contractual interest rate, percentage			4.25%	4.25%
Interest rate, effective percentage			4.25%	4.25%
Mortgages | Pacific Oak SOR (BVI) Holdings, Ltd. Series B Debentures
Debt Instrument [Line Items]
Notes payable, net			$ 71,601
Contractual interest rate, percentage			3.93%
Interest rate, effective percentage			3.93%
Mortgages | Crown Pointe Mortgage Loan
Debt Instrument [Line Items]
Notes payable, net			$ 53,612	$ 51,171	51,171		51,171
Interest rate, effective percentage			3.59%	4.29%
Mortgages | Crown Pointe Mortgage Loan | One-month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			2.60%	2.60%
Mortgages | 125 John Carpenter Mortgage Loan
Debt Instrument [Line Items]
Notes payable, net							53,204
Mortgages | City Tower Mortgage Loan
Debt Instrument [Line Items]
Notes payable, net			$ 94,167	$ 89,000	89,000		89,000
Interest rate, effective percentage			2.54%	3.24%
Mortgages | City Tower Mortgage Loan | One-month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			1.55%	1.55%
Mortgages | The Marq Mortgage Loan
Debt Instrument [Line Items]
Notes payable, net			$ 58,331	$ 53,408	53,408		50,800
Interest rate, effective percentage			2.54%	3.24%
Mortgages | The Marq Mortgage Loan | One-month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			1.55%	1.55%
Mortgages | Eight and Nine Corporate Centre Mortgage Loan
Debt Instrument [Line Items]
Notes payable, net			$ 47,066	$ 43,880	43,880		$ 43,880
Interest rate, effective percentage			2.59%	3.29%
Mortgages | Eight and Nine Corporate Centre Mortgage Loan | One-month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			1.60%	1.60%
Mortgages | Georgia 400 Center Mortgage Loan
Debt Instrument [Line Items]
Notes payable, net			$ 59,690	$ 59,690	59,690
Interest rate, effective percentage			2.54%	3.24%
Mortgages | Georgia 400 Center Mortgage Loan | One-month LIBOR
Debt Instrument [Line Items]
Basis spread on variable rate			1.55%	1.55%
Mortgages | PORT Mortgage Loan1
Debt Instrument [Line Items]
Notes payable, net			$ 51,362	$ 51,362	51,362
Contractual interest rate, percentage			4.74%	4.74%
Interest rate, effective percentage			4.74%	4.74%
Mortgages | PORT Mortgage Loan 2
Debt Instrument [Line Items]
Notes payable, net			$ 10,523	$ 10,523	$ 10,523
Contractual interest rate, percentage			4.72%	4.72%
Interest rate, effective percentage			4.72%	4.72%